Share-based payments - Input for Black-Scholes model for warrant plans (Details)			1 Months Ended								12 Months Ended
	Dec. 15, 2025 EUR (€) Y shares € / shares	Jan. 06, 2025 EUR (€) shares Y € / shares	Nov. 30, 2024 EUR (€) shares Y € / shares	Oct. 31, 2024 EUR (€) shares Y € / shares	Sep. 30, 2024 EUR (€) Y shares € / shares	Mar. 31, 2024 EUR (€) shares Y € / shares	Feb. 29, 2024 EUR (€) shares Y € / shares	Jul. 31, 2023 EUR (€) shares Y € / shares	Mar. 31, 2023 EUR (€) Y shares € / shares	Jan. 31, 2023 EUR (€) shares Y € / shares	Dec. 31, 2025 EUR (€) shares company	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Share-based payments
Number of options granted | shares	231,797	1,237,013	308.81	51,472	861,234	938,332	183,507	31,854	35,325	28,138
Fair value. | €			€ 0.3	€ 0.3			€ 1.02			€ 3.69
Share price | € / shares	€ 4.58	€ 4.5	€ 0.43	€ 0.43	€ 0.43	€ 1.28	€ 1.28	€ 3.69	€ 3.69	€ 3.69
Exercise price (€) | € / shares			€ 2.77	€ 2.41			€ 2.41			€ 0
Expected volatility (%)	81.66%	91.22%	92.07%	93.22%			87.77%	92.04%	94.88%	95.54%
Expected life time of a warrant (years) | Y	8.89	9.83	10	9.72			9.66	9.87	9.86	9.83
Risk-free rate (%)	2.69%	2.32%	2.24%	0.02%	0.02%		2.58%	2.40%	2.66%	2.37%
Number of companies in peer group | company											5
Share Options Tranche One
Share-based payments
Fair value. | €	€ 4.58	€ 4.05			€ 0.3	€ 1		€ 3.31	€ 3.34
Exercise price (€) | € / shares	€ 0	€ 0			€ 0	€ 0		€ 0	€ 0
Expected volatility (%)					91.80%	87.29%
Expected life time of a warrant (years) | Y					9.83	9.56
Risk-free rate (%)						2.45%
Share Options Tranche Two
Share-based payments
Fair value. | €	€ 3.68	€ 4.03			€ 0.42	€ 1.28		€ 3.69	€ (3.69)
Exercise price (€) | € / shares	€ 4.58	€ 2.77			€ 2.45	€ 2.7		€ 2.41	€ 2.41
Expected volatility (%)					91.86%	87.51%
Expected life time of a warrant (years) | Y					9.85	9.59
Risk-free rate (%)						2.59%
Share Options Tranche Three
Share-based payments
Fair value. | €		€ 4.01
Exercise price (€) | € / shares		€ 2.98
ESOP warrant plan
Share-based payments
Number of options granted | shares											1,468,810	2,488,637	102,900
Expense arising from share-based payment transactions | €											€ 5,400,000	€ 1,100,000	€ 2,100,000